UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Capital Investment Counsel, Inc.
Address:  17 Glenwood Avenue
          Raleigh, NC 27603

Form 13F File Number:  028-12623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ron King
Title:    Chief Compliance Officer
Phone:    919-831-2370

Signature, Place, and Date of Signing:

         /s/ Ron King            Raleigh, North Carolina         May 14, 2013
         ------------            -----------------------         ------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          143
                                         -----------

Form 13F Information Table Value Total:  $   178,019
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

            COLUMN 1                 COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
-------------------------------- ---------------- --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                     TITLE OF                  VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
         NAME OF ISSUER               CLASS         CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
-------------------------------- ---------------- --------- ----------- ----------- --- ---- ---------- -------- ---- ------ -------
3M CO                            COM              88579Y101       1,855      17,451 SH       SOLE                             17,451
ACTIVISION BLIZZARD INC          COM              00507V109       1,365      93,716 SH       SOLE                             93,716
ADOBE SYS INC                    COM              00724F101       1,847      42,438 SH       SOLE                             42,438
ADVANCED MICRO DEVICES INC       COM              007903107          91      35,750 SH       SOLE                             35,750
AKAMAI TECHNOLOGIES INC          COM              00971T101       1,063      30,090 SH       SOLE                             30,090
ALCATEL-LUCENT                   SPONSORED ADR    013904305          38      28,748 SH       SOLE                             28,748
ALTEVA                           COM              02153V102         247      26,850 SH       SOLE                             26,850
AMAZON COM INC                   COM              023135106         240         900 SH       SOLE                                900
AMGEN INC                        COM              031162100         433       4,220 SH       SOLE                              4,220
ANALOG DEVICES INC               COM              032654105         242       5,200 SH       SOLE                              5,200
APPLE INC                        COM              037833100       8,388      18,948 SH       SOLE                             18,948
APPLIED MATLS INC                COM              038222105       1,634     121,245 SH       SOLE                            121,245
ARCHER DANIELS MIDLAND CO        COM              039483102         608      18,013 SH       SOLE                             18,013
AT&T INC                         COM              00206R102         878      23,936 SH       SOLE                             23,936
ATMEL CORP                       COM              049513104         191      27,375 SH       SOLE                             27,375
AUTOMATIC DATA PROCESSING IN     COM              053015103       3,430      52,742 SH       SOLE                             52,742
BANK OF AMERICA CORPORATION      COM              060505104         586      48,144 SH       SOLE                             48,144
BAXTER INTL INC                  COM              071813109       1,012      13,925 SH       SOLE                             13,925
BB&T CORP                        COM              054937107       1,593      50,756 SH       SOLE                             50,756
BED BATH & BEYOND INC            COM              075896100         522       8,100 SH       SOLE                              8,100
BMC SOFTWARE INC                 COM              055921100         526      11,350 SH       SOLE                             11,350
BOEING CO                        COM              097023105         425       4,950 SH       SOLE                              4,950
BOSTON SCIENTIFIC CORP           COM              101137107         116      14,900 SH       SOLE                             14,900
BP PLC                           SPONSORED ADR    055622104       1,286      30,371 SH       SOLE                             30,371
CABELAS INC                      COM              126804301         608      10,000 SH       SOLE                             10,000
CATERPILLAR INC DEL              COM              149123101         497       5,712 SH       SOLE                              5,712
CBS CORP NEW                     CL B             124857202         250       5,353 SH       SOLE                              5,353
CHECK POINT SOFTWARE TECH LT     ORD              M22465104         207       4,400 SH       SOLE                              4,400
CHEVRON CORP NEW                 COM              166764100       1,408      11,848 SH       SOLE                             11,848
CHICAGO BRIDGE & IRON CO N V     N Y REGISTRY SH  167250109         858      13,815 SH       SOLE                             13,815
CISCO SYS INC                    COM              17275R102       3,738     178,888 SH       SOLE                            178,888
CLEAN HARBORS INC                COM              184496107         293       5,050 SH       SOLE                              5,050
CLOROX CO DEL                    COM              189054109         221       2,500 SH       SOLE                              2,500
COACH INC                        COM              189754104         467       9,350 SH       SOLE                              9,350
COCA COLA CO                     COM              191216100       4,768     117,908 SH       SOLE                            117,908
CONOCOPHILLIPS                   COM              20825C104       1,068      17,776 SH       SOLE                             17,776
CONSOLIDATED EDISON INC          COM              209115104         479       7,850 SH       SOLE                              7,850
CORNING INC                      COM              219350105       1,610     120,807 SH       SOLE                            120,807
COSTCO WHSL CORP NEW             COM              22160K105       7,644      72,036 SH       SOLE                             72,036
CREE INC                         COM              225447101         362       6,620 SH       SOLE                              6,620
DEERE & CO                       COM              244199105       1,369      15,925 SH       SOLE                             15,925
DELL INC                         COM              24702R101         628      43,832 SH       SOLE                             43,832
DEUTSCHE BK AG LDN BRH           PS GOLD DS ETN   25154H756         126      25,700 SH       SOLE                             25,700
DEVON ENERGY CORP NEW            COM              25179M103         249       4,410 SH       SOLE                              4,410
DIEBOLD INC                      COM              253651103         611      20,157 SH       SOLE                             20,157
DISNEY WALT CO                   COM DISNEY       254687106       1,604      28,234 SH       SOLE                             28,234
DOLBY LABORATORIES INC           COM              25659T107         628      18,700 SH       SOLE                             18,700
DU PONT E I DE NEMOURS & CO      COM              263534109         584      11,877 SH       SOLE                             11,877
DUKE ENERGY CORP NEW             COM NEW          26441C204       1,636      22,531 SH       SOLE                             22,531
E M C CORP MASS                  COM              268648102       3,488     145,989 SH       SOLE                            145,989
ELECTRONIC ARTS INC              COM              285512109         470      26,550 SH       SOLE                             26,550
ELECTRONICS FOR IMAGING INC      COM              286082102         297      11,725 SH       SOLE                             11,725
EXELIS INC                       COM              30162A108         136      12,485 SH       SOLE                             12,485
EXPEDITORS INTL WASH INC         COM              302130109       1,441      40,320 SH       SOLE                             40,320
EXXON MOBIL CORP                 COM              30231G102      15,548     172,544 SH       SOLE                            172,544
F5 NETWORKS INC                  COM              315616102         748       8,400 SH       SOLE                              8,400
FAMILY DLR STORES INC            COM              307000109         543       9,200 SH       SOLE                              9,200
FEDEX CORP                       COM              31428X106       1,269      12,925 SH       SOLE                             12,925
GENERAL ELECTRIC CO              COM              369604103       3,204     138,575 SH       SOLE                            138,575
GLAXOSMITHKLINE PLC              SPONSORED ADR    37733W105         279       5,950 SH       SOLE                              5,950
GLOBAL SOURCES LTD               ORD              G39300101         411      54,335 SH       SOLE                             54,335
GOOGLE INC                       CL A             38259P508       1,715       2,160 SH       SOLE                              2,160
HARRIS & HARRIS GROUP INC        COM              413833104         316       7,400 SH       SOLE                              7,400
HELMERICH & PAYNE INC            COM              423452101         773      12,732 SH       SOLE                             12,732
HEWLETT PACKARD CO               COM              428236103       1,216      51,001 SH       SOLE                             51,001
HOME DEPOT INC                   COM              437076102         366       5,252 SH       SOLE                              5,252
HONDA MOTOR LTD                  AMERN SHS        438128308         214       5,606 SH       SOLE                              5,606
INTEGRATED DEVICE TECHNOLOGY     COM              458118106         214      28,650 SH       SOLE                             28,650
INTEL CORP                       COM              458140100       3,347     153,298 SH       SOLE                            153,298
INTERNATIONAL BUSINESS MACHS     COM              459200101       1,810       8,488 SH       SOLE                              8,488
INTUIT                           COM              461202103         259       3,950 SH       SOLE                              3,950
ISHARES TR                       S&P EURO PLUS    464287861       1,298      32,699 SH       SOLE                             32,699
ISHARES TR                       TRANSP AVE IDX   464287192         665       5,977 SH       SOLE                              5,977
JOHNSON & JOHNSON                COM              478160104       3,683      45,178 SH       SOLE                             45,178
JPMORGAN CHASE & CO              COM              46625H100         771      16,245 SH       SOLE                             16,245
JUNIPER NETWORKS INC             COM              48203R104         298      16,055 SH       SOLE                             16,055
KIMBERLY CLARK CORP              COM              494368103         642       6,552 SH       SOLE                              6,552
KOHLS CORP                       COM              500255104         316       6,855 SH       SOLE                              6,855
LEXMARK INTL NEW                 CL A             529771107         874      33,096 SH       SOLE                             33,096
LILLY ELI & CO                   COM              532457108         211       3,720 SH       SOLE                              3,720
LINCOLN NATL CORP IND            COM              534187109         234       7,188 SH       SOLE                              7,188
LOCKHEED MARTIN CORP             COM              539830109       1,127      11,678 SH       SOLE                             11,678
LOWES COS INC                    COM              548661107       3,067      80,880 SH       SOLE                             80,880
LSI CORPORATION                  COM              502161102         791     116,614 SH       SOLE                            116,614
MARTIN MARIETTA MATLS INC        COM              573284106         896       8,786 SH       SOLE                              8,786
MCDERMOTT INTL INC               COM              580037109         552      50,250 SH       SOLE                             50,250
MCDONALDS CORP                   COM              580135101       2,118      21,244 SH       SOLE                             21,244
MERCK & CO INC NEW               COM              58933Y105         416       9,418 SH       SOLE                              9,418
MICROSOFT CORP                   COM              594918104       3,534     123,549 SH       SOLE                            123,549
MONSANTO CO NEW                  COM              61166W101       1,500      14,205 SH       SOLE                             14,205
MORGAN STANLEY                   COM NEW          617446448         953      43,338 SH       SOLE                             43,338
MOSAIC CO NEW                    COM              61945C103       1,423      23,867 SH       SOLE                             23,867
NIKE INC                         CL B             654106103         384       6,500 SH       SOLE                              6,500
NOKIA CORP                       SPONSORED ADR    654902204         413     125,769 SH       SOLE                            125,769
NORFOLK SOUTHERN CORP            COM              655844108         828      10,741 SH       SOLE                             10,741
NOVARTIS A G                     SPONSORED ADR    66987V109         224       3,150 SH       SOLE                              3,150
NUCOR CORP                       COM              670346105       1,610      34,891 SH       SOLE                             34,891
NVIDIA CORP                      COM              67066G104         736      57,330 SH       SOLE                             57,330
OCCIDENTAL PETE CORP DEL         COM              674599105         235       3,000 SH       SOLE                              3,000
ORACLE CORP                      COM              68389X105       3,005      92,963 SH       SOLE                             92,963
PAYCHEX INC                      COM              704326107         622      17,743 SH       SOLE                             17,743
PEPSICO INC                      COM              713448108         580       7,337 SH       SOLE                              7,337
PFIZER INC                       COM              717081103       1,558      53,993 SH       SOLE                             53,993
PHILIP MORRIS INTL INC           COM              718172109         396       4,276 SH       SOLE                              4,276
PHILLIPS 66                      COM              718546104         498       7,123 SH       SOLE                              7,123
PIEDMONT NAT GAS INC             COM              720186105         274       8,342 SH       SOLE                              8,342
POTASH CORP SASK INC             COM              73755L107         258       6,575 SH       SOLE                              6,575
PROCTER & GAMBLE CO              COM              742718109       4,424      57,407 SH       SOLE                             57,407
PROSHARES TR                     PSHS ULTRA DOW30 74347R305         586       6,675 SH       SOLE                              6,675
PROSHARES TR                     PSHS ULT S&P 500 74347R107         915      12,542 SH       SOLE                             12,542
PROSHARES TR                     PSHS ULTSH 20YRS 74347B201         831      12,647 SH       SOLE                             12,647
PROSHARES TR                     PSHS ULTRUSS2000 74347R842         564       9,860 SH       SOLE                              9,860
PROSHARES TR                     ULTRA FNCLS NEW  74347X633         574       6,805 SH       SOLE                              6,805
PROSHARES TR II                  ULT VIX S/T ETF  74347W411         197      25,625 SH       SOLE                             25,625
QUALCOMM INC                     COM              747525103       3,445      51,460 SH       SOLE                             51,460
QUANTA SVCS INC                  COM              74762E102         306      10,700 SH       SOLE                             10,700
RAYTHEON CO                      COM NEW          755111507         432       7,350 SH       SOLE                              7,350
ROYAL BK CDA MONTREAL QUE        COM              780087102         572       9,486 SH       SOLE                              9,486
SCHLUMBERGER LTD                 COM              806857108       2,409      32,170 SH       SOLE                             32,170
SCHWAB CHARLES CORP NEW          COM              808513105         555      31,350 SH       SOLE                             31,350
SELECT SECTOR SPDR TR            SBI INT-INDS     81369Y704         746      17,870 SH       SOLE                             17,870
SIEMENS A G                      SPONSORED ADR    826197501       2,064      19,150 SH       SOLE                             19,150
SIGMA ALDRICH CORP               COM              826552101         970      12,490 SH       SOLE                             12,490
SIRIUS XM RADIO INC              COM              82967N108          36      11,720 SH       SOLE                             11,720
SOUTHERN CO                      COM              842587107         487      10,385 SH       SOLE                             10,385
SPECTRA ENERGY CORP              COM              847560109         491      15,952 SH       SOLE                             15,952
STEIN MART INC                   COM              858375108         152      18,116 SH       SOLE                             18,116
TARGET CORP                      COM              87612E106         398       5,817 SH       SOLE                              5,817
TEVA PHARMACEUTICAL INDS LTD     ADR              881624209       1,279      32,225 SH       SOLE                             32,225
TIBCO SOFTWARE INC               COM              88632Q103       1,539      76,125 SH       SOLE                             76,125
TOYOTA MOTOR CORP                SP ADR REP2COM   892331307       2,974      28,979 SH       SOLE                             28,979
TRANSCANADA CORP                 COM              89353D107         436       9,100 SH       SOLE                              9,100
TRAVELERS COMPANIES INC          COM              89417E109         699       8,304 SH       SOLE                              8,304
TRIQUINT SEMICONDUCTOR INC       COM              89674K103         187      36,950 SH       SOLE                             36,950
UNITED PARCEL SERVICE INC        CL B             911312106       1,130      13,156 SH       SOLE                             13,156
UNITEDHEALTH GROUP INC           COM              91324P102         676      11,820 SH       SOLE                             11,820
VARIAN MED SYS INC               COM              92220P105       1,264      17,553 SH       SOLE                             17,553
VERIZON COMMUNICATIONS INC       COM              92343V104       1,812      36,857 SH       SOLE                             36,857
VISA INC                         COM CL A         92826C839       1,110       6,534 SH       SOLE                              6,534
WALGREEN CO                      COM              931422109         600      12,575 SH       SOLE                             12,575
WAL-MART STORES INC              COM              931142103       6,436      86,013 SH       SOLE                             86,013
WELLS FARGO & CO NEW             COM              949746101         428      11,574 SH       SOLE                             11,574
WHOLE FOODS MKT INC              COM              966837106         712       8,205 SH       SOLE                              8,205